Consolidated Statement of Operations - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Revenues [Abstract]
Vessel revenue	$ 0	$ 5,457,000	$ 3,774,000
Vessel revenue-related party pools	0	57,064,000	45,213,000
Revenue, Net	0	62,521,000	48,987,000
Operating Expenses [Abstract]
Voyage expenses	0	123,000	3,579,000
Voyage expenses- related party	0	664,000	148,000
Vessel operating costs	0	26,607,000	1,478,000
Vessel operating costs-related party	0	2,765,000	122,000
Charterhire expense	0	51,389,000	73,214,000
Vessel depreciation	0	14,263,000	686,000
General and Administrative Expense	5,505,000	33,373,000	30,937,000
General and administrative expenses-related party	0	2,009,000	824,000
Loss / write down on assets held for sale	0	397,472,000	55,487,000
Loss / write down on assets held for sale-related party	0	25,465,000	0
Total operating expenses	5,505,000	554,130,000	166,475,000
Operating loss	(5,505,000)	(491,609,000)	(117,488,000)
Other income (expense) [Abstract]
Interest income	341,000	356,000	1,052,000
Foreign exchange gain (loss)	(1,135,000)	(12,000)	43,000
Financial expense, net	8,000	19,524,000	172,000
Total other (loss) income	(802,000)	(19,180,000)	923,000
Net Income (Loss) Attributable to Parent	$ (6,307,000)	$ (510,789,000)	$ (116,565,000)
Weighted Average Number of Shares Outstanding, Basic	3,327,097	21,410,177	11,466,072
Weighted Average Number of Shares Outstanding, Diluted	3,327,097	21,410,177	11,466,072
Earnings Per Share, Basic	$ (1.90)	$ (23.86)	$ (10.17)
Earnings Per Share, Diluted	$ (1.90)	$ (23.86)	$ (10.17)